CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Voyage charter revenues	$ 0	$ 1,310,312	$ 3,253,385
Total vessel revenues	21,081,840	22,394,283	22,304,613
EXPENSES:
Voyage expenses (including $279,719, $418,070 and $641,813 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)	(1,307,290)	(1,594,751)	(2,505,152)
Vessel operating expenses (including, $0, $0 and $190,000 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)	(9,079,838)	(9,300,399)	(9,392,960)
Management fees to related parties	(1,807,089)	(1,930,810)	(1,710,651)
Provision for doubtful accounts	0	(25,369)	0
Depreciation and amortization	(4,934,655)	(4,901,246)	(3,364,618)
General and administrative expenses (including $4,007,215, $8,670,424and $7,044,340to related party for the year ended December 31, 2023, 2024 and 2025, respectively)	(8,602,749)	(10,198,863)	(5,357,265)
Gain on sale of vessel	0	0	8,226,258
Total expenses	(25,731,621)	(27,951,438)	(14,104,388)
Operating income/(loss)	(4,649,781)	(5,557,155)	8,200,225
OTHER (EXPENSES)/INCOME:
Interest and finance costs	(68,116)	(230,531)	(31,815)
Interest income	2,812,933	8,354,608	2,053,749
Interest income from related party	1,771,836	364,205	0
Dividend income from related party	5,651,212	2,645,833	1,020,833
Foreign exchange (losses)/gains	35,352	(21,019)	(14,978)
Dividend income on equity securities	4,623	4,136	0
(Loss)/ Income on equity securities	54,999	(48,542)	0
Total other income, net	10,262,839	11,068,690	3,027,789
Net income and comprehensive income from continuing operations, before taxes	5,613,058	5,511,535	11,228,014
Income taxes	0	0	(47,071)
Net income and comprehensive income from continuing operations, net of taxes	5,613,058	5,511,535	11,180,943
Net income and comprehensive income from discontinued operations, net of taxes	321,387	19,695,969	129,456,050
Net income	5,934,445	25,207,504	140,636,993
Comprehensive income	5,934,445	25,207,504	140,636,993
Dividend on Series A Preferred Shares	(1,361,112)	(1,423,333)	(1,166,667)
Deemed dividend on Series A Preferred Shares	(3,143,414)	(3,064,409)	(2,429,275)
Net income attributable to common shareholders	$ 1,429,919	$ 20,719,762	$ 137,041,051
Earnings/(loss) per common share, basic, continuing operations (in dollars per share)	$ 0.06	$ (0.04)	$ 0.31
Earnings/(loss) per common share, diluted, continuing operations (in dollars per share)	0.06	(0.04)	0.21
Earnings per common share, basic, discontinued operations (in dollars per share)	0.02	1.13	8.38
Earnings per common share, diluted, discontinued operations (in dollars per share)	0.02	1.13	2.66
Earnings per common share, basic, total (in dollars per share)	0.08	1.09	8.69
Earnings per common share, diluted, total (in dollars per share)	$ 0.08	$ 1.09	$ 2.87
Weighted average number of common shares, basic (in shares)	17,886,372	17,399,772	15,443,485
Weighted average number of common shares outstanding, diluted (in shares)	17,886,372	17,399,772	48,659,725
Time Charter [Member]
REVENUES:
Vessel revenues	$ 19,013,061	$ 14,315,299	$ 3,439,356
Pool [Member]
REVENUES:
Vessel revenues	$ 2,068,779	$ 6,768,672	$ 15,611,872